Debt - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	May 25, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 48,200,000
Debt instrument, unamortized discount (premium) and debt issuance costs, net	308,034		$ 343,794
Undrawn amounts	$ 10,649,324
Redemption of outstanding aggregate principal amount of 4.25% senior notes		$ 500,000
4.25% Senior Notes Due 2022
Debt Instrument [Line Items]
Interest rate of senior notes (in percentage)		4.625%